Derivatives - Hedge relationships affected by an interest rate index (Details) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets	₩ 564,291
Carrying value of hedged item, Liabilities	₩ 6,828,511
Nominal amount of hedging instrument	7,523,882
KRW 3M CD
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets	₩ 0	[1]
Carrying value of hedged item, Liabilities	₩ 2,509,045	[1]
Nominal amount of hedging instrument	2,580,000	[1]
USD 1M LIBOR
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets	₩ 0	[2]
Carrying value of hedged item, Liabilities	₩ 241,192	[2]
Nominal amount of hedging instrument	241,842	[2]
USD 3M LIBOR
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets	₩ 539,197	[1],[2]
Carrying value of hedged item, Liabilities	₩ 3,589,452	[1],[2]
Nominal amount of hedging instrument	4,187,018	[1],[2]
EURIBOR 1M
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets	₩ 0
Carrying value of hedged item, Liabilities	₩ 220,992
Nominal amount of hedging instrument	221,050
EURIBOR 3M
Hedge relationships affected by an interest rate index [Line Items]
Carrying value of hedged item, Assets	₩ 25,094
Carrying value of hedged item, Liabilities	₩ 267,830
Nominal amount of hedging instrument	293,972

[1]	Include nominal amount of the hedging instrument related to the CMS(Constant Maturity Swap) calculated based on the CD and LIBOR rate.
[2]	Exclude the nominal amount that will mature before the end of June 30, 2023, when LIBOR interest rate calculation is discontinued.